Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Bad debt expense	$ 114,480	$ 84,952
Software development cost	19,500,575	16,055,557	$ 13,056,478	$ 10,559,601
Goodwill, impairment loss
Stock Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings share	10,359,750	8,066,000	8,859,000